Schedule I Parent-only Financial Statements - Condensed Statements of Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net income	$ 5,237	$ 10,264	$ 12,972	$ 12,905	$ 24,088	$ 14,665	$ 9,308
Preferred stock dividends and redemption premium accretion		660		1,646	2,405	6,312	3,733
Net income available to common shareholders	5,237	9,604	12,972	11,259	21,683	8,353	5,575
Basic and diluted earnings per common share	$ 5,237	$ 9,604	$ 12,972	$ 11,259	$ 21,683	$ 8,353	$ 5,575
Basic and diluted weighted average number of shares outstanding	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in net income of Jason Holdings, Inc. I (net of tax)					24,088	14,665	9,308
Net income					24,088	14,665	9,308
Preferred stock dividends and redemption premium accretion					2,405	6,312	3,733
Net income available to common shareholders					$ 21,683	$ 8,353	$ 5,575
Basic and diluted earnings per common share					$ 21,683	$ 8,353	$ 5,575
Basic and diluted weighted average number of shares outstanding					1,000	1,000	1,000